Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity File Number	001-40487
Entity Registrant Name	HUT 8 MINING CORP.
Entity Central Index Key	0001731805
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	7374
Entity Address, Address Line One	130 King Street West, Suite 1800
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1E3
City Area Code	647
Local Phone Number	256-1992
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	HUT
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	169,590,061
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Auditor Name	Raymond Chabot Grant Thornton S.E.N.C.R.L.
Auditor Location	Montréal, Canada
Auditor Firm ID	1232
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680